BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
BENEFIT PLANS [Abstract]
Schedule of Accumulated and Projected Benefit Obligations
The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the Consolidated Balance Sheets:

	At December 31,
	2013	2012
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$8,940	$8,045
Service cost	823	736
Interest cost	355	360
Actuarial (gain) loss	(1,116)	339
Amendments	—	—
Benefits paid	(769)	(540)
Benefit obligation at end of year	$8,233	$8,940

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$9,767	$8,006
Actual return on plan assets	1,593	801
Employer contribution	654	1,500
Benefits paid	(769)	(540)
Fair value of plan assets at end of year	$11,245	$9,767
Funded status at end of year	$3,012	$827

	For the years ended December 31,
	2013	2012
	(in thousands)
Components of net periodic benefit cost
Service cost	$823	$736
Interest cost	355	360
Expected return on plan assets	(728)	(644)
Amortization of prior service cost	2	2
Recognized net actuarial loss	262	283
Net periodic benefit cost	$714	$737

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) for the years ended:

	At December 31,
	2013	2012
	(in thousands)

Net loss	$(2,028)	$(4,270)
Prior service cost	(23)	(27)
Total	$(2,051)	$(4,297)

Weighted-average Assumptions Used to Determine Benefit Obligations and Net Benefit Costs

	At December 31,
	2013	2012

Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.00%	4.00%
Rate of compensation increase	3.00%	3.00%

	For the years ended December 31,
	2013	2012

Weighted-average assumptions used to determine net benefit costs:
Discount rate	4.00%	4.50%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	4.00%

Summary of Estimated Future Benefits Payments	Estimated future benefits payments are as follows:
Year ending December 31,	Amount
(in thousands)
2014	$202
2015	234
2016	277
2017	282
2018	319
2019-2023	2,058

Schedule of Plan Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the plan’s financial assets at fair value as of December 31, 2013:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2013
	(in thousands)
Assets
Collective investment trust funds	$—	$11,245	$—	$11,245
Total plan assets at fair value	$—	$11,245	$—	$11,245

The following table sets forth by level, within the fair value hierarchy, the plan’s financial assets at fair value as of December 31, 2012:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Collective investment trust funds	$—	$9,767	$—	$9,767
Total plan assets at fair value	$—	$9,767	$—	$9,767

Schedule of Weighted-average Allocation of Plan Assets
The plan’s weighted-average asset allocations by asset category are as follows:

	Percentage of plan assets at December 31,
	2013	2012
Asset Category
Collective investment trust funds	100.00%	100.00%
Total	100.00%	100.00%

Summary Disclosure of ESOP Plan
The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP’s debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $284,000 and $286,000 for the years ended December 31, 2013 and 2012, respectively.

	At December 31,
	2013	2012

Allocated shares	187,000	184,000
Unreleased shares	90,000	103,000
Total ESOP shares	277,000	287,000
Fair value of unreleased shares (in thousands)	$2,534	$2,446

Summary Status of Stock Option Plan
A summary of the status of the Company’s stock option plans as of December 31, 2013 and 2012, and changes for each of the years then ended, is as follows:

	2013		2012
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	89,279	$24.08	109,765	$24.41
Options granted	205,000	24.28	—	—
Options exercised	(8,547)	25.24	(315)	19.67
Options forfeited	(4,271)	27.10	(1,904)	28.59
Options expired	(27,317)	28.19	(18,267)	25.68
Outstanding at end of year	254,144	23.71	89,279	24.08
Options exercisable	50,644	$21.41	80,652	$24.55

Summary of Stock Options Outstanding
 The following table summarizes information about stock options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 26.90	254,144	2.81	$23.71	50,644	$21.41

Summary of Aggregate Intrinsic Value of Options and Cash Receipts From Option Exercises
The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the years ended December 31,
	2013	2012
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$1,132	$179
Options exercisable	342	144
Options exercised	5	1
Cash receipts	216	7

Summary of Stock-based Compensation Expense
The following table provides information regarding the Company’s stock-based compensation expense associated with stock options and grants:

	For the years ended December 31,
	2013	2012
	(in thousands)
Stock-based compensation expense
Director fees	$145	$149
Stock option expense	312	27
Total stock-based compensation expense	$457	$176